Additional Information: Condensed Financial Statements of the Company - Condensed Statements of Comprehensive (Loss)/Income of the Parent Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement Of Income Captions [Line Items]
General and administrative expenses	$ (43,221)	$ (20,224)	$ (19,919)
Sales and marketing expenses	(29,261)	(24,367)	(29,658)
Research and development expenses	(26,359)	(15,108)	(20,401)
(Loss)/income from operations	(62,982)	5,509	(23,165)
Interest expenses	(285)	(438)	(3,385)
Income tax expenses	185	57
(Loss)/income from subsidiaries and VIEs			(442)
Net (loss)/income	(63,415)	5,207	(26,557)
Accretion of Series A Preferred Shares	(1,293)	(2,540)	(2,209)
Income allocation to participating preferred shareholders		(296)
Net (loss)/income attributable to ordinary shareholders of the Company	(64,708)	2,371	(28,766)
Net (loss)/income	(63,415)	5,207	(26,557)
Foreign currency translation adjustment	(1,135)	32	537
Total comprehensive (loss)/income	(64,550)	5,239	(26,020)
Parent
Condensed Statement Of Income Captions [Line Items]
General and administrative expenses	(22,914)	(1,299)	(2,688)
Sales and marketing expenses	(14,029)
Research and development expenses	(13,695)
Other income, net	(271)	(9)	343
(Loss)/income from operations	(50,909)	(1,308)	(2,345)
Interest income	1	145	399
Interest expenses	(17)	(332)	(3,138)
Loss before income tax	(50,925)	(1,495)	(5,084)
(Loss)/income from subsidiaries and VIEs	(12,490)	6,702	(21,473)
Net (loss)/income	(63,415)	5,207	(26,557)
Accretion of Series A Preferred Shares	(1,293)	(2,540)	(2,209)
Income allocation to participating preferred shareholders		(296)
Net (loss)/income attributable to ordinary shareholders of the Company	(64,708)	2,371	(28,766)
Net (loss)/income	(63,415)	5,207	(26,557)
Foreign currency translation adjustment	(1,135)	32	537
Total comprehensive (loss)/income	$ (64,550)	$ 5,239	$ (26,020)